GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
8.	Goodwill and Intangible Assets
The following is a summary of goodwill and intangible assets:

	December 31,
(in thousands)	2022	2021
Goodwill	$83,979	$83,979
Definite-lived intangible assets
Complete technology	231,379	227,403
Less: Accumulated amortization	(71,964)	(60,099)
Customer relationships	11,100	11,100
Less: Accumulated amortization	(3,273)	(2,083)

Intangible assets, net	$167,242	$176,321

Total goodwill and other identifiable intangible assets, net	$251,221	$260,300

Goodwill
There were no changes in the carrying amount of goodwill during the years ended December 31, 2022 and 2021.
Intangible Assets
Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful life of the asset of up to 20 years and is reflected within depreciation and amortization expense on the consolidated and combined statements of operations and comprehensive loss. Amortization expense of $13.0 million and $13.0 million was recognized for the years ended December 31, 2022 and 2021, respectively. For each of the years ended December 31, 2022 and 2021, there was no impairment of intangible assets with finite lives.

The remaining weighted-average useful life of definite lived intangible assets is 13.1 years. At December 31, 2022, future amortization expense on intangible assets is estimated to be as follows:

(in thousands)	Years Ending December 31,
2023	$13,478
2024	13,478
2025	13,358
2026	13,318
2027	13,318
Thereafter	100,292

$167,242